Form N-1A Supplement	Feb. 01, 2026
Alpha Architect US Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Alpha Architect US Equity ETF (AAUS)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated February 1, 2026
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Alpha Architect US Equity 2 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Alpha Architect US Equity 2 ETF (AAEQ)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated December 4, 2025
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Alpha Architect US Equity 3 ETF S000097630
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Alpha Architect US Equity 3 ETF (AAUA)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated March 13, 2026
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Alpha Architect US Equity 4 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Alpha Architect US Equity 4 ETF (AAUB)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus dated February 17, 2026 and
Prospectus and Statement of Additional Information, each dated March 4, 2026
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.